Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
		Feb. 01, 2016	Jul. 24, 2015	May 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Goodwill and other intangible assets					$ 2,233,597	$ 2,210,266	$ 447,952	$ 411,611	$ 408,527
Goodwill acquired during the period					$ 13,946	$ 807,381	$ 25,159
Allied International Holdings, Inc.
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Total identified intangible assets		$ 14,000
Goodwill acquired during the period		$ 13,900
New Energy Risk Inc.
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Goodwill acquired during the period			$ 13,400
Catlin Group Limited
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Total identified intangible assets				$ 988,000
Goodwill acquired during the period	[1]			$ 793,990

[1]	Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million.